TAXES ON INCOME	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
TAXES ON INCOME
NOTE 13: -	TAXES ON INCOME

a.	Corporate tax rates in Israel: The corporate tax rate in Israel is 23%.

b.	Income taxes of non-Israeli subsidiaries: Non-Israeli subsidiaries are taxed according to the tax laws in their respective countries of residence.

c.
Carryforward tax losses and credits:

As of December 31, 2024, the Company had operating loss carry forwards for Israeli income tax purposes of approximately $639,000 which may be offset indefinitely against future taxable income.

d.
Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The principal components of the Company’s deferred tax assets are as follows:

	December 31,
	2024	2023

Deferred tax assets:

Net operating loss carryforward	$146,966	$125,170
Research and development costs carryforward	16,896	19,212
Capital loss carryforward	2,899	1,900
Inventory provision	1,006	1,608
Accrued expenses	849	1,732
Property and equipment	603	1,022
Lease liabilities	5,305	5,855
Other	1,490	2,419

Total deferred tax assets	176,014	158,918

Valuation allowance	(170,647)	(152,965)

Deferred tax liabilities:

Right-of-use assets	(5,335)	(5,862)
Other	(32)	(91)

Total deferred tax liabilities	(5,367)	(5,953)

Net deferred tax	$-	$-

Based on the available evidence, management believes that it is more likely than not that certain of its deferred tax assets relating to net operating loss carryforwards and other temporary differences in Israel will not be realized and accordingly a valuation allowance has been provided.

As of December 31, 2024, and 2023, the Company has not provided a deferred tax liability in respect of cumulative undistributed earnings relating to the Company’s foreign subsidiaries, as the Company intends to keep these earnings permanently invested.

e.	Loss before taxes on income is comprised as follows:

	Year ended December 31,
	2024	2023	2022

Domestic (Israel)	$(94,937)	$(125,228)	$(127,631)
Foreign	347	2,416	1,084

Loss before taxes on income	$(94,590)	$(122,812)	$(126,547)

f.	Income taxes are comprised as follows:

	Year ended December 31,
	2024	2023	2022

Current	$167	$642	$325

Domestic (Israel)	104	131	115
Foreign	63	511	210

Income taxes	$167	$642	$325

g.	The reconciliation of the tax benefit at the Israeli statutory tax rate to the Company’s income taxes is as follows:

	Year ended December 31,
	2024	2023	2022

Israel tax provision at statutory rate	23.00%	23.00%	23.00%
Non-deductible share-based compensation	(4.37)%	(3.87)%	(2.77)%
Effect of other permanent differences	(0.15)%	(0.31)%	0.05%
Change in valuation allowance	(19.14)%	(27.71)%	(18.70)%
Issuance costs	0.36%	6.52%	6.06%
Provision to return	-	0.24%	(8.00)%
Capital losses	1.06%	1.47%	-
Other adjustments	(0.94)%	0.14%	0.10%

Effective tax rate	(0.18)%	(0.52)%	(0.26)%

h.
Tax assessments:

The Company’s tax assessments through 2018 are considered final.

As of December 31, 2024, the tax returns of the Company are still subject to audits by the tax authorities for the tax years 2019 onwards.

i.
Uncertain tax positions:

The Company has reviewed the tax positions taken, or to be taken, in its tax returns for all tax years currently open to examination by a taxing authority. As of December 31, 2024 and 2023, the Company has not recorded any uncertain tax position liability.